EQUITY - Preferred Securities Held by Brookfield (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Beginning balance	$ 18,429	$ 13,017	$ 11,337
Subscriptions/Redemptions during the year	1,561	3,262	1,094
Ending balance	18,532	18,429	13,017
Preferred securities
Beginning balance	1,490	15	15
Subscriptions/Redemptions during the year	(750)	1,475
Ending balance	$ 740	$ 1,490	$ 15